Shareholders' equity (Tables)	12 Months Ended
Mar. 30, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Transactions Affecting Issued and Outstanding Share Capital
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 31, 2024	51,004,076	1.4	45,528,438	103.5	96,532,514	104.9
Exercise of stock options	—	—	115,296	0.6	115,296	0.6
Settlement of RSUs	—	—	186,657	4.1	186,657	4.1
Total share issuances	—	—	301,953	4.7	301,953	4.7
March 30, 2025	51,004,076	1.4	45,830,391	108.2	96,834,467	109.6
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
April 2, 2023	51,004,076	1.4	53,184,912	117.3	104,188,988	118.7
Purchase of subordinate voting shares	—	—	(7,855,007)	(17.8)	(7,855,007)	(17.8)
Total share purchases	—	—	(7,855,007)	(17.8)	(7,855,007)	(17.8)
Exercise of stock options	—	—	64,058	0.2	64,058	0.2
Settlement of RSUs	—	—	134,475	3.8	134,475	3.8
Total share issuances	—	—	198,533	4.0	198,533	4.0
March 31, 2024	51,004,076	1.4	45,528,438	103.5	96,532,514	104.9
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
April 3, 2022	51,004,076	1.4	54,190,432	117.1	105,194,508	118.5
Purchase of subordinate voting shares	—	—	(1,103,102)	(2.4)	(1,103,102)	(2.4)
Purchase of subordinate voting shares held for cancellation	—	—	(49,700)	(0.1)	(49,700)	(0.1)
Total share purchases	—	—	(1,152,802)	(2.5)	(1,152,802)	(2.5)
Exercise of stock options	—	—	60,248	—	60,248	—
Settlement of RSUs	—	—	87,034	2.7	87,034	2.7
Total share issuances	—	—	147,282	2.7	147,282	2.7
April 2, 2023	51,004,076	1.4	53,184,912	117.3	104,188,988	118.7